CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 18, 2009
CONSOLIDATED BALANCE SHEETS
Accumulated depreciation	$ 1,622,344	$ 1,458,978	$ 1,311,689	$ 1,182,402
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01			$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000			100,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	750,000,000	750,000,000			750,000,000
Common stock, shares issued	25,790,190	25,585,985
Common stock, shares outstanding	18,264,294	18,987,616